Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Held-to-Maturity Securities
10.1	Held-to-maturity securities

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Debt securities
Government bonds	265,198	215,928
Government agency bonds	617,515	401,799
Corporate bonds	201,988	198,322
Subordinated bonds/debts	104,668	112,702

Total	1,189,369	928,751

Debt securities
Listed in Mainland, PRC	215,671	209,123
Listed in Hong Kong, PRC	148	157
Listed overseas	70	62
Unlisted (i)	973,480	719,409

Total	1,189,369	928,751

(i)	Unlisted debt securities include those traded on the Chinese interbank market.

Summary of Fair Value Hierarchy of Financial Assets

	As at 31 December 2020			As at 31 December 2019
Debt securities - fair value and hierarchy	Level 1 RMB million	Level 2 RMB million	Total RMB million	Level 1 RMB million	Level 2 RMB million	Total RMB million
Government bonds	37,134	238,636	275,770	15,749	212,449	228,198
Government agency bonds	71,715	559,488	631,203	57,955	357,058	415,013
Corporate bonds	4,433	205,440	209,873	7,914	198,879	206,793
Subordinated bonds/debts	12,332	96,362	108,694	—	118,571	118,571

Total	125,614	1,099,926	1,225,540	81,618	886,957	968,575

Contractual Maturity Schedule of Held-to-Maturity Securities

Debt securities - Contractual maturity schedule	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Maturing:
Within one year	25,520	24,454
After one year but within five years	146,463	128,266
After five years but within ten years	206,134	241,372
After ten years	811,252	534,659

Total	1,189,369	928,751

Summary of Loans

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Policy loans (i)	200,730	174,872
Other loans	460,248	436,766

Total	660,978	611,638

Impairment	(2,443)	(2,718)

Net value	658,535	608,920

Summary of Loans Maturity

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Maturing:
Within one year	231,291	213,937
After one year but within five years	287,196	229,415
After five years but within ten years	114,885	129,596
After ten years	27,606	38,690

Total	660,978	611,638

Impairment	(2,443)	(2,718)

Net value	658,535	608,920

Summary of Term Deposits Maturity
10.3	Term deposits

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Maturing:
Within one year	63,079	107,039
After one year but within five years	480,848	420,191
After five years but within ten years	1,740	8,030

Total	545,667	535,260

Summary of Restricted Statutory Deposits Maturity
10.4	Statutory deposits - restricted

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Contractual maturity schedule:
Within one year	—	180
After one year but within five years	6,333	6,153

Total	6,333	6,333

Summary of Available-for-Sale Securities
10.5	Available-for-sale securities

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Available-for-sale securities, at fair value
Debt securities
Government bonds	49,256	23,758
Government agency bonds	169,013	171,189
Corporate bonds	136,025	148,455
Subordinated bonds/debts	81,795	53,922
Others (i)	144,721	112,467

Subtotal	580,810	509,791

Equity securities
Funds	97,476	102,349
Common stocks	301,249	236,323
Preferred stocks	53,778	58,314
Wealth management products	13,013	32,640
Others (i)	148,671	98,904

Subtotal	614,187	528,530

Available-for-sale securities, at cost
Equity securities
Others (i)	20,606	20,636

Total	1,215,603	1,058,957

(i)	Other available-for-sale securities mainly include unlisted equity investments, private equity funds, trust schemes and perpetual bonds.

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Debt securities
Listed in Mainland, PRC	42,154	46,505
Unlisted	538,656	463,286

Subtotal	580,810	509,791

Equity securities
Listed in Mainland, PRC	200,254	152,293
Listed in Hong Kong, PRC	108,493	95,428
Listed overseas	278	1,458
Unlisted	325,768	299,987

Subtotal	634,793	549,166

Total	1,215,603	1,058,957

Contractual Maturity Schedule of Available-for-Sale Securities

Debt securities - Contractual maturity schedule	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Maturing:
Within one year	36,870	26,075
After one year but within five years	125,202	155,110
After five years but within ten years	271,394	226,421
After ten years	147,344	102,185

Total	580,810	509,791

Summary of Securities at Fair Value through Profit or Loss
10.6	Securities at fair value through profit or loss

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Debt securities
Government bonds	1,638	41
Government agency bonds	4,422	6,859
Corporate bonds	86,803	77,215
Others	2,752	1,091

Subtotal	95,615	85,206

Equity securities
Funds	16,835	16,101
Common stocks	48,858	40,281
Others	262	20

Subtotal	65,955	56,402

Total	161,570	141,608

Debt securities
Listed in Mainland, PRC	32,333	35,804
Listed in Hong Kong, PRC	72	102
Listed overseas	262	167
Unlisted	62,948	49,133

Subtotal	95,615	85,206

Equity securities
Listed in Mainland, PRC	51,629	39,770
Listed in Hong Kong, PRC	80	611
Listed overseas	4,213	6,418
Unlisted	10,033	9,603

Subtotal	65,955	56,402

Total	161,570	141,608

Summary of Derivative Financial Assets
10.7	Derivative financial assets

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Forward contracts	—	428

Contractual Maturity Schedule of Securities Purchased under Agreements to Resell
10.8	Securities purchased under agreements to resell

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Maturing:
Within 30 days	7,947	4,467

Total	7,947	4,467

Summary of Accrued Investment Income
10.9	Accrued investment income

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Bank deposits	12,570	12,310
Debt securities	26,454	25,048
Others	6,176	4,345

Total	45,200	41,703

Current	44,197	40,710
Non-current	1,003	993

Total	45,200	41,703